Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	1-9516
Entity Registrant Name	ICAHN ENTERPRISES L.P.
Entity Central Index Key	0000813762
Entity Tax Identification Number	13-3398766
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16690 Collins Avenue
Entity Address, Address Line Two	PH-1
Entity Address, City or Town	Sunny Isles Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33160
City Area Code	305
Local Phone Number	422-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Depositary Units of Icahn Enterprises L.P. Representing Limited Partner Interests
Trading Symbol	IEP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false